SEGMENT REPORTING - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Revenue	$ 62,441	$ 68,275	$ 79,844
Operating income (loss)	3,310	2,340	10,272
Depreciation and amortization	(2,632)	(2,675)	(2,580)
Impairment	(116)	(1,038)	(1,026)
Capital expenditures	4,405	4,613	3,468
Reconciliation From Operating Income [Abstract]
Operating income	3,310	2,340	10,272
Income from investments in associates and joint ventures	779	1,184	1,317
Impairments of equity method investments	0	1,405	0
Financing costs - net	(1,174)	(859)	(334)
Income before taxes	2,915	1,260	11,255
Income tax expense	1,535	238	1,717
Net income (including non-controlling interests)	1,380	1,022	9,538
Operating segments | North America
Disclosure of operating segments [abstract]
Revenue	11,793	12,856	13,716
Operating income (loss)	1,310	1,917	2,818
Depreciation and amortization	(509)	(535)	(427)
Impairment	0	0	0
Capital expenditures	410	426	500
Reconciliation From Operating Income [Abstract]
Operating income	1,310	1,917	2,818
Operating segments | Brazil
Disclosure of operating segments [abstract]
Revenue	10,522	11,185	11,929
Operating income (loss)	1,399	1,461	2,775
Depreciation and amortization	(361)	(341)	(246)
Impairment	(43)	0	0
Capital expenditures	879	917	708
Reconciliation From Operating Income [Abstract]
Operating income	1,399	1,461	2,775
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue	26,547	28,026	34,816
Operating income (loss)	386	879	3,521
Depreciation and amortization	(1,128)	(1,098)	(1,160)
Impairment	(36)	0	0
Capital expenditures	1,359	1,398	1,028
Reconciliation From Operating Income [Abstract]
Operating income	386	879	3,521
Operating segments | India and JVs
Reconciliation From Operating Income [Abstract]
Income from investments in associates and joint ventures		1,184	1,317
Operating segments | Sustainable Solutions
Disclosure of operating segments [abstract]
Revenue	9,088	9,893	12,199
Operating income (loss)	57	225	778
Depreciation and amortization	(178)	(143)	(108)
Impairment	0	0	0
Capital expenditures	457	611	223
Reconciliation From Operating Income [Abstract]
Operating income	57	225	778
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue	982	1,171	1,305
Operating income (loss)	770	1,144	1,483
Depreciation and amortization	(263)	(238)	(234)
Impairment	0	0	0
Capital expenditures	1,022	784	488
Reconciliation From Operating Income [Abstract]
Operating income	770	1,144	1,483
Operating segments | Others
Disclosure of operating segments [abstract]
Revenue	3,509	5,144	5,879
Operating income (loss)	(642)	(3,377)	(1,208)
Depreciation and amortization	(193)	(320)	(405)
Impairment	(37)	(1,038)	(1,026)
Capital expenditures	299	488	528
Reconciliation From Operating Income [Abstract]
Operating income	(642)	(3,377)	(1,208)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue	(9,166)	(9,560)	(10,752)
Operating income (loss)	30	91	105
Depreciation and amortization	0	0	0
Impairment	0	0	0
Capital expenditures	(21)	(11)	(7)
Reconciliation From Operating Income [Abstract]
Operating income	30	91	105
Intersegment sales | North America
Disclosure of operating segments [abstract]
Revenue	103	122	58
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Revenue	1,879	1,978	1,803
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Revenue	3,405	3,669	4,823
Intersegment sales | Sustainable Solutions
Disclosure of operating segments [abstract]
Revenue	1,634	1,574	1,459
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Revenue	1,681	1,906	2,091
Intersegment sales | Others
Disclosure of operating segments [abstract]
Revenue	$ 464	$ 311	$ 518